Common Equity Dividends Restriction (Details) shares in Millions, $ in Millions	Dec. 31, 2017 USD ($) shares
Preferred Stock, Shares Outstanding | shares	0.0
Ratio of Consolidated Debt to Consolidated Capitalization	65.00%
OGE Energy [Member]
Ratio of Consolidated Debt to Consolidated Capitalization	65.00%
Retained Earnings, Restricted	$ 605.3
Retained Earnings, Unrestricted	$ 2,200.0
Og and E [Member]
Ratio of Consolidated Debt to Consolidated Capitalization	65.00%
Retained Earnings, Restricted	$ 600.1
Retained Earnings, Unrestricted	$ 1,800.0